Financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial instruments
Investments

	Shares in joint ventures	Loans to joint ventures and associates	Total
	$M	$M	$M
At January 1, 2016	2.4	4.8	7.2
Debt funding	—	(1.0)	(1.0)
Transfer from trade receivables	—	3.7	3.7
Share of results	0.5	—	0.5
Exchange difference	(0.2)	(0.2)	(0.4)
At December 31, 2016	2.7	7.3	10.0
Debt funding	—	0.9	0.9
Share of results	0.1	—	0.1
Impairment	—	(2.2)	(2.2)
Exchange difference	0.1	0.3	0.4
At December 31, 2017	2.9	6.3	9.2

The loans to joint ventures and associates are repayable in 2018, with interest being charged on $4.7 million at 8.0% and $1.6 million incurring interest at 6.0%.
See section 4.C "Organizational Structure" for a full list of Luxfer Holdings PLC subsidiaries.
Investment in joint ventures and associates
At December 31, 2017, the Group had the following joint ventures and associates which affect the profit of the Group. Unless otherwise stated, the Group's joint ventures and associates have share capital which consists solely of ordinary shares and are indirectly held, and the country of incorporation or registration is also their principal place of operation.

Name of company	Country of incorporation	Holding	Proportion of voting rights and shares held	Classification	Nature of business
Dynetek Cylinders India Private Limited	India	Ordinary shares	49%	Joint venture	Engineering
Dynetek Korea Co. Limited	South Korea	Ordinary shares	49%	Joint venture	Engineering
Luxfer Holdings NA, LLC	U.S.	Membership interest	49%	Joint venture	Engineering
Luxfer Uttam India Private Limited	India	Ordinary shares	51%	Joint venture	Engineering
Nikkei-MEL Co. Limited	Japan	Ordinary shares	50%	Joint venture	Distribution
Sub161 Pty Limited	Australia	Ordinary shares	26.4%	Associate	Engineering

During 2015, the Group acquired 26.4% of the share capital of Sub161 Pty Limited, an associate, which is a start-up virtual pipeline operator based in Western Australia, for a cash consideration of $3.7 million and the contribution of a number of AF assets with a value of $1.7 million. An impairment of this investment was recognized as part of the review of AF assets following this business stream's restructuring. This write-down would be reversed on any sale or realization of value of these assets in future years.
During 2016, a receivable from Sub161 Pty Limited was converted into a secured loan note which is repayable by March 31, 2018 or before the event of a substantial equity injection, a sale of the business, a material new customer or at the request of Sub161, this was subsequently extended to July 1, 2018.
During 2017, a further impairment of $2.2 million was recognized in relation to the Sub161 Pty Limited investment following continued weakness in this sector. The remaining $1.6 million carrying value is based on the net realizable value of the assets secured against the loan.
The main trading activity in 2017 was in Luxfer Holdings NA, LLC, Luxfer Uttam India Private Limited and Nikkei MEL Co. Limited.
The Group has made available up to $12.5 million of future funding to aid expansion of the U.S. joint venture in the coming years, via $2.5 million of equity into Luxfer Holdings NA, LLC and a $10.0 million secured credit line for working capital and supplier finance, of which $4.7 million (2016: $3.8 million) was drawn down at December 31, 2017.
The share of profits of all joint ventures and associates was $0.1 million (2016: $0.5 million), with no items recognized in other comprehensive income in 2017 or 2016.
The Group has looked in detail at the ownership agreements of its joint ventures and associates in order to determine the level of control that it has. The Group has determined that it has joint control of its joint ventures mainly based upon the number of members on each company board of directors and their associated voting rights. In relation to the associate undertaking, the Group has significant influence but not joint control based on the proportion of directors on the company board and associated voting rights. The Group therefore accounts for all material joint ventures and associates on an equity basis.
Related party transactions with joint ventures and associates have been disclosed in Note 32 to the Group's consolidated financial statements.
Financial instruments
The following disclosures relating to financial instruments have been prepared on a basis which excludes short-term debtors and creditors which have resulted from the Group's operating activities.

(a)	Financial instruments of the Group
The financial instruments of the Group other than short-term debtors and creditors and non-current derivative financial instruments were as follows:

	Book value	Fair value	Book value	Fair value
	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
Financial instruments:	$M	$M	$M	$M
Financial assets:
Cash at bank and in hand	13.3	13.3	13.6	13.6
Financial liabilities(1):
Loan Notes due 2018	15.0	15.3	15.0	15.9
Loan Notes due 2021	25.0	25.2	25.0	25.0
Loan Notes due 2023	25.0	26.6	25.0	26.3
Loan Notes due 2026	25.0	27.1	25.0	26.5
Revolving credit facility	21.3	21.3	32.8	32.8
Overdrafts	4.2	4.2	—	—
Deferred contingent consideration	0.7	0.7	1.5	1.5
Deferred consideration	0.3	0.3	1.3	1.3

(1)	The financial instruments included in financial liabilities are shown gross of unamortized finance costs.

(2)	The fair value of these financial instruments is calculated by discounting the future cash flows, including interest payments due.
All financial assets mature within one year except some derivative financial instruments. The maturity of the financial liabilities is disclosed in Note 27.
At December 31, 2017, the amount drawn in bank and other loans was $111.3 million (2016: $122.8 million), of which $105.5 million was denominated in U.S. dollars with the remainder being denominated in GBP sterling (2016: $117.0 million was denominated in U.S. dollars with the remainder being denominated in GBP sterling).

	Book value	Fair value	Book value	Fair value
Derivative financial instruments are as follows:	December 31, 2017	December 31, 2017	December 31, 2016	December 31, 2016
	$M	$M	$M	$M
Held to hedge purchases and sales by trading businesses:
Forward foreign currency exchange rate contracts	(0.7)	(0.7)	(3.1)	(3.1)
LME derivative contracts	1.2	1.2	(0.6)	(0.6)

The fair value calculations were performed on the following basis:
Cash at bank and in hand / overdrafts
The carrying value approximates to the fair value as a result of the short-term maturity of the instruments. Cash at bank and in hand are subject to a right to offset.
Bank loans
At December 31, 2017, bank and other loans of $111.3 million (2016: $122.8 million) were outstanding. At December 31, 2017, bank and other loans are shown net of issue costs of $2.5 million (2016: $1.8 million) and these issue costs are to be amortized to the expected maturity of the facilities. At December 31, 2017, $21.3 million (2016: $32.8 million) of the total $111.3 million (2016: $122.8 million) bank and other loans was variable interest rate debt and subject to floating interest rate risk, with the remainder being fixed rate debt.
Forward foreign currency exchange rate contracts
The fair value of these contracts was calculated by determining what the Group would be expected to receive or pay on termination of each individual contract by comparison to present market prices.
LME derivative contracts
The fair value of these contracts has been calculated by valuing the contracts against the equivalent forward rates quoted on the LME.
Deferred contingent consideration
Disclosure of the basis of calculation of the fair value of deferred contingent consideration is included within Note 25 of the consolidated financial statements.
Deferred consideration
Disclosure of the basis of calculation of the fair value of deferred consideration is included within Note 25 of the consolidated financial statements.
Fair value hierarchy
At December 31, 2017, the Group used the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	December 31, 2017	Level 1	Level 2	Level 3
	$M	$M	$M	$M
Net derivative financial (assets) / liabilities at fair value through profit or loss:
Forward foreign currency exchange rate contracts	0.7	—	0.7	—
LME derivative contracts	(1.2)	—	(1.2)	—
Interest bearing loans and borrowings:
Loan Notes due 2018	15.3	—	15.3	—
Loan Notes due 2021	25.2	—	25.2	—
Loan Notes due 2023	26.6	—	26.6	—
Loan Notes due 2026	27.1	—	27.1	—
Revolving credit facility	21.3	—	21.3	—
Other financial liabilities:
Deferred contingent consideration	0.7	—	—	0.7
Deferred consideration	0.3	—	—	0.3

During the year ended December 31, 2017, there were no transfers between Level 1 and Level 2 fair value measurements.
The following table presents the changes in Level 3 instruments for the year ended December 31, 2017 and 2016.

	2017	2016
	$M	$M
Balance at January 1	2.8	2.9
Payments made during year	(1.3)	—
New deferred consideration	0.3	—
Gains recognized in profit or loss	(0.8)	(0.1)
Balance at December 31	1.0	2.8
Total gains for the period included in profit and loss for assets held at the end at December 31	(0.8)	(0.1)
Change in unrealized (gains) or losses for the period included in profit and loss for assets held at the end at December 31	(0.8)	(0.1)

The deferred contingent consideration relates to estimations of amounts payable in the future regarding acquisitions made in prior years. This is based upon an estimate of the future profitability of the businesses versus targets agreed upon as part of the acquisitions.

(b)	Interest rate risks
Interest rate risk profile on financial assets
This table shows the Group's financial assets at December 31, which are cash and cash equivalents. These assets are all subject to floating interest rate risk.

	December 31, 2017	December 31, 2016
Cash by currency:	$M	$M
U.S. dollar	5.4	1.3
GBP sterling	3.6	9.1
Euro	1.0	1.4
Australian dollar	0.6	0.5
Chinese renminbi	1.0	0.8
Czech koruna	1.2	0.3
Canadian dollar	0.5	0.2
	13.3	13.6

	December 31, 2017	December 31, 2016
Overdraft by currency:	$M	$M
U.S. dollar	(3.0)	—
GBP sterling	(1.2)	—
	(4.2)	—

The Group earns interest on cash balances through either deposit accounts or placing funds on money markets at short-term fixed rates. In all cases, with the exception of the restricted cash of $0.7 million, interest earned is at approximately ICELIBOR rates during the year.

Interest rate risk profile on financial liabilities
The following table sets out the carrying value, by original maturity, of the Group's financial instruments that were exposed to both fixed and variable interest rate risk. The carrying values include interest payments to be made and interest rates on the Group's variable rate debt have been based on a forward curve.

	December 31, 2017				December 31, 2016
	Within 12 months	1-5 years	> 5 years	Total	Within 12 months	1-5 years	> 5 years	Total
	$M	$M	$M	$M	$M	$M	$M	$M
Floating interest rate risk:
Revolving credit facility (including interest payments)	0.7	24.2	—	24.9	0.9	34.1	—	35.0
Fixed interest rate risk:
Loan Notes due 2018 (including interest payments)	15.5	—	—	15.5	0.9	15.5	—	16.4
Loan Notes due 2021 (including interest payments)	0.9	27.5	—	28.4	1.0	28.7	—	29.7
Loan Notes due 2023 (including interest payments)	1.2	4.9	25.6	31.7	1.2	4.9	26.8	32.9
Loan Notes due 2026 (including interest payments)	1.2	5.0	29.3	35.5	1.2	5.0	30.6	36.8
	19.5	61.6	54.9	136.0	5.2	88.2	57.4	150.8

(c)	Hedging activities
Forward foreign currency exchange contracts
The Group utilizes forward foreign currency exchange contracts to hedge significant future transactions and cash flows to manage its exchange rate exposures. The contracts purchased are primarily denominated in GBP sterling, U.S. dollars, Euros and Australian dollars. The Group is also exposed to a number of other currencies like Japanese yen and Canadian dollars with hedges against these on a more ad hoc basis, when exposures are more significant.
At December 31, 2017, the fair value of forward foreign currency exchange contracts deferred in equity was a loss of $0.7 million (2016: loss of $3.1 million and 2015: loss of $0.4 million). During 2017, a gain of $0.6 million (2016: loss of $0.9 million and 2015: loss of $0.1 million) has been transferred to the consolidated income statement in respect of contracts that have matured in the year.
At December 31, 2017 and 2016, the Group held various forward foreign currency exchange contracts designated as hedges in respect of forward sales for U.S. dollars, Euros and Australian dollars for the receipt of GBP sterling or Euros. The Group also held forward foreign currency exchange contracts designated as hedges in respect of forward purchases for U.S. dollars by the sale of GBP sterling. The contract totals in GBP sterling and Euros, range of maturity dates and range of exchange rates are disclosed overleaf:

December 31, 2017			Australian dollars
Sales hedges	U.S. dollars	Euros
Contract totals/£m	17.1	27.5	2.8
Maturity dates	01/18 to 07/19	01/18 to 07/19	06/18
Exchange rates	$1.2433 to $1.3444	€1.0949 to €1.1803	$1.7667

Purchase hedges	U.S. dollars	Euros	Australian dollars
Contract totals/£m	12.5	0.1	1.7
Maturity dates	01/18 to 07/19	01/18	06/18
Exchange rates	$1.2414 to $1.3389	€1.1084	$1.7161

December 31, 2016			Australian dollars
Sales hedges	U.S. dollars	Euros
Contract totals/£m	27.6	39.4	2.9
Maturity dates	01/17 to 11/18	01/17 to 11/18	09/17
Exchange rates	$1.2310 to $1.5638	€1.0951 to €1.4200	$1.7237

Purchase hedges	U.S. dollars	Euros
Contract totals/£m	25.7	2.5
Maturity dates	01/17 to 10/18	01/17 to 06/17
Exchange rates	$1.2311 to $1.5618	€1.1121 to €1.1804

Aluminum commodity contracts
The Group did not hold any forward aluminum commodity contracts at December 31, 2017 or December 31, 2016.
Forward interest rate agreements
The Group did not hold any forward interest rate agreements at December 31, 2017 or December 31, 2016.
LME derivative contracts
At December 31, 2017, the Group has hedged 3,000 metric tons of aluminum for supply in 2018, using its ancillary banking facilities. The fair value of LME derivative contracts deferred in equity was a gain of $1.2 million (2016: loss of $0.6 million and 2015: loss of $3.7 million).

(d)	Foreign currency translation risk disclosures
Exchange gains and losses arising on the translation of the Group's non-U.S. assets and liabilities are classified as equity and transferred to the Group's translation reserve. In 2017, a gain of $11.6 million (2016: loss of $13.1 million and 2015: loss of $8.6 million) was recognized in translation reserves.

(e)	Un-drawn committed facilities
At December 31, 2017, the Group had committed banking facilities of $150.0 million. The facilities were for providing loans and overdrafts, with a separate facility for letters of credit which at December 31, 2017 was £7.0 million ($9.5 million). Of the committed facilities, $21.3 million of loans were drawn and $nil for letters of credit were utilized. The Group also has a separate bonding facility for bank guarantees denominated in GBP sterling of £3.0 million ($4.1 million), of which £1.0 million ($1.4 million) was utilized at December 31, 2017.
At December 31, 2016, the Group had committed banking facilities of $150.0 million. The facilities were for providing loans and overdrafts, with a separate facility for letters of credit which at December 31, 2016 was £7.0 million ($8.6 million). Of the committed facilities, $32.8 million of loans were drawn and $nil for letters of credit were utilized. The Group also has a separate bonding facility for bank guarantees denominated in GBP sterling of £3.0 million ($3.7 million), of which £1.0 million ($1.3 million) was utilized at December 31, 2016.